UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4983

Van Kampen Pennsylvania Tax Free Income Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	9/30

Date of reporting period:	3/31/08

Item 1.  Reports to Shareholders.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

March 31, 2008

MUTUAL FUNDS

Van Kampen

Pennsylvania

Tax Free Income Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Pennsylvania Tax Free Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2008.

This material must be preceded or accompanied by a Class A, B, and C share prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. To obtain an additional prospectus, contact your financial advisor or download one at vankampen.com. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund.

Income may subject certain individuals to the federal Alternative Minimum Tax (AMT).

NOT FDIC INSURED NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY	OFFER NO BANK GUARANTEE	MAY LOSE VALUE NOT A DEPOSIT

Performance Summary as of 3/31/08

	A Shares since 5/1/87		B Shares since 5/3/93		C Shares since 8/13/93
Average Annual Total Returns	w/o sales charges	w/ max 4.75% sales charge	w/o sales charges	w/ max 4.00% sales charge	w/o sales charges
Since Inception	6.16%	5.92%	3.89%	3.89%	3.61%
10-year	3.39	2.89	2.75	2.75	2.64
5-year	2.44	1.45	1.67	1.41	1.68
1-year	–4.68	–9.23	–5.36	–9.00	–5.40
6-Months	–3.73	–8.30	–4.05	–7.81	–4.09
30 day SEC Yield	4.10%		3.57%		3.57%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. Periods less than one year are not annualized. SEC yield is a calculation for determining the amount of portfolio income, excluding nonincome items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax exempt bonds. The Lehman Brothers Pennsylvania Municipal Bond Index tracks the performance of Pennsylvania issued municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes do not include any expenses, fees or sales charges, which would lower performance. Indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

For the six-month period ended March 31, 2008

Market Conditions

The financial markets experienced significant volatility throughout the six-month reporting period as many large banks and financial firms began writing down mortgage-related losses, and liquidity and credit availability became even more restricted. At the same time, the pace of economic growth began to slow, with gross domestic product (GDP) growth measuring an anemic 0.6 percent for the fourth quarter of 2007. As weaker economic data was released in the first quarter of 2008, fears of recession grew and consumer confidence waned, prompting investors to continue to seek the relative safety of high-quality Treasury securities over other sectors of the fixed income market.

The municipal bond market faced additional headwinds as various monoline bond insurers experienced credit quality downgrades and the auction rate and variable rate markets deteriorated. As a result, the municipal market underperformed Treasuries for the overall period, with municipal bond prices reaching historically attractive levels relative to Treasury bonds in the first quarter of 2008. While yields on short-dated municipal securities declined, yields on intermediate- and long-dated securities rose, leading to the steepest yield curve in the past four years as the spread between one-year and 30-year maturities reached 343 basis points. After a record year for new municipal bond issuance in 2007, the amount of new issues coming to market in the first quarter of 2008 declined by roughly 25 percent due in large part to a substantial drop in refunding issuance. Municipal bond issuance by the Commonwealth of Pennsylvania declined as well during the period.

The Federal Reserve (the "Fed") took various steps to ease the liquidity crisis and boost the economy during the period. Not only did the Fed reduce the target federal funds rate from 4.75 percent to 2.25 percent by the end of the period, but in an unprecedented move, it granted primary brokerage firms access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in the biggest headline event, the Fed facilitated JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

Performance Analysis

All share classes of Van Kampen Pennsylvania Tax Free Income Fund underperformed the Lehman Brothers Pennsylvania Municipal Bond Index and the

Lehman Brothers Municipal Bond Index for the six months ended March 31, 2008, assuming no deduction of applicable sales charges.

Total returns for the six-month period ended March 31, 2008

Class A	Class B	Class C	Lehman Brothers Pennsylvania Municipal Bond Index	Lehman Brothers Municipal Bond Index
–3.73%	–4.05%	–4.09%	1.34%	0.75%

The performance for the three share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

Various factors contributed to the Fund's relative underperformance during the period. The primary detractors from performance were holdings in the health care and housing sectors. Although credit spreads in all sectors of the municipal market widened during the period, these two sectors experienced greater widening than most and the Fund's overweights there versus the Lehman Brothers Pennsylvania Municipal Bond Index and the Lehman Brothers Municipal Bond Index hindered relative returns. Holdings in tobacco bonds also held back returns due to spread widening in the sector. Some of these positions were held in the form of inverse floating-rate securities*, which offer attractive yields but are highly sensitive to interest rate changes and therefore, amplified the negative impact of spread widening. Additionally, one of the inverse floaters was pegged to LIBOR, a widely used benchmark for short-term interest rates, meaning its yield moved in conjunction with changes in the LIBOR rate. Over the course of the period, LIBOR rates fell and consequently, the income the Fund was earning on the position declined. We subsequently eliminated the position from the portfolio, but it was sold into a weaker market and therefore, dampened performance. The Fund's overweight allocation to industrial development revenue/pollution control revenue bonds also held back performance, as did security selection within the sector.

Over the course of the period, we sought to enhance the Fund's yield by maintaining an emphasis on higher-yielding, lower-rated bonds and bonds with longer maturities. In particular, the Fund was overweighted BBB and non-rated bonds, which held back returns as the higher-quality segment of the market outperformed. The Fund's focus on bonds with maturities of 25 years or more also hindered performance as rates on the long end of the curve moved higher during the period.

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

Other investments, however, had a positive effect on relative performance. Strong security selection as well as an underweight in insured bonds was beneficial as the credit downgrades of various monoline bond insurers put pressure on prices in the sector. An overweight to pre-refunded bonds was additive to performance as well. These high-quality, shorter-maturity issues benefited as the short end of the curve outpaced the long end during the reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

Ratings Allocation as of 3/31/08
AAA/Aaa	25.1%
AA/Aa	22.6
A/A	14.0
BBB/Baa	16.0
BB/Ba	3.6
B/Ba	1.8
Non-rated	16.9
Top Five Sectors as of 3/31/08
Hospital	21.4%
Higher Education	19.5
Life Care	9.4
Public Education	7.1
Public Buildings	6.9

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. The sectors are as a percentage of long-term investments. Ratings allocations are as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at PO Box 219286 Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/07 - 3/31/08.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/07	3/31/08	10/1/07-3/31/08
Class A
Actual	$1,000.00	$962.71	$6.87
Hypothetical	1,000.00	1,018.00	7.06
(5% annual return before expenses)
Class B
Actual	1,000.00	959.49	10.53
Hypothetical	1,000.00	1,014.25	10.83
(5% annual return before expenses)
Class C
Actual	1,000.00	959.06	10.53
Hypothetical	1,000.00	1,014.25	10.83
(5% annual return before expenses)

*  Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.15% and 2.15% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	10/1/07	3/31/08	10/1/07-3/31/08
Class A
Actual	$1,000.00	$962.71	$5.30
Hypothetical	1,000.00	1,019.60	5.45
(5% annual return before expenses)
Class B
Actual	1,000.00	959.49	8.96
Hypothetical	1,000.00	1,015.85	9.22
(5% annual return before expenses)
Class C
Actual	1,000.00	959.06	8.91
Hypothetical	1,000.00	1,015.91	9.17
(5% annual return before expenses)

*  Expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.83% and 1.83% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2008 (Unaudited)

Par Amount (000)	Description	Coupon	Maturity	Value
	Municipal Bonds 102.3%
	Pennsylvania 100.9%
$1,260	Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg (FGIC Insd) (AMT)	5.625%	01/01/10	$1,303,911
1,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj Rfdg (AMBAC Insd)	5.500	03/01/20	1,943,812
3,000	Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ	5.125	03/01/32	3,007,770
1,500	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys Ser A	5.375	11/15/40	1,213,590
2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys Ser A (MBIA Insd) (Prerefunded @ 11/15/10)	6.500	11/15/30	2,234,340
1,600	Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen Hosp Proj Ser A	5.000	04/01/25	1,449,952
1,000	Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B (Prerefunded @ 11/15/10)	9.250	11/15/30	1,184,030
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	951,520
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.100	09/01/26	931,540
2,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/15	2,140,320
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/16	1,070,450
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/17	1,070,450
1,220	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	1,154,657
995	Allegheny Cnty, PA Res Mtg Rev Single Family Ser MM (GNMA Collateralized) (AMT)	5.200	05/01/33	936,564
1,255	Allegheny Cnty, PA Res Mtg Rev Single Family Ser TT (GNMA Collateralized) (AMT)	5.000	05/01/35	1,142,489
250	Allegheny Cnty, PA San Auth Swr (FGIC Insd)	5.000	12/01/37	244,313
1,500	Allegheny Vly, PA Sch Dist Ser A (MBIA Insd)	5.000	11/01/28	1,506,615
500	Berks Cnty, PA Indl Dev Auth First Mtg Rev Douglassville Proj Rfdg Ser A (AMT)	6.125	11/01/34	454,465
1,895	Berks Cnty, PA Muni Auth College Albright College Proj (a)	5.500	10/01/18	1,917,172
1,000	Bucks Cnty, PA Indl Dev Auth Ann's Choice Inc Fac Ser A	5.900	01/01/27	944,800
1,500	Bucks Cnty, PA Indl Dev Auth Ann's Choice Inc Fac Ser A	6.125	01/01/25	1,469,865
1,000	Bucks Cnty, PA Indl Dev Auth Ann's Choice Inc Fac Ser A	6.250	01/01/35	971,450
2,000	Bucks Cnty, PA Indl Dev Auth Rev Lutheran Cmnty Telford Ctr	5.750	01/01/37	1,751,960
1,500	Canon McMillan Sch Dist PA Ser B (FGIC Insd)	5.500	12/01/29	1,516,905

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2008 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
	Pennsylvania (Continued)
$500	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.250%	12/01/15	$474,825
900	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.750	12/01/22	833,094
1,100	Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.000	04/15/22	879,637
2,000	Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.500	04/15/31	1,541,960
1,000	Cumberland Cnty, PA Muni Auth Rev Diakon Lutheran Ministries Proj	5.000	01/01/36	825,380
300	Cumberland Cnty, PA Muni Auth Rev Dickinson College	5.000	11/01/26	296,412
1,250	Cumberland Cnty, PA Muni Auth Rev Dickinson College Ser A (AMBAC Insd) (Prerefunded @ 11/01/10)	5.500	11/01/30	1,345,850
1,000	Cumberland Cnty, PA Muni Auth Rev Messiah Vlg Proj Ser A	5.625	07/01/28	946,200
3,450	Dauphin Cnty, PA Gen Auth Hlth Sys Rev ARS Pinnacle Hlth Sys Proj (FSA Insd) (b) (c)	7.000	05/15/29	3,450,000
1,200	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	1,038,684
220	Delaware Cnty, PA Auth College Rev Cabrini College (Radian Insd)	5.750	07/01/23	221,692
500	Delaware Cnty, PA Auth College Rev Neumann College (d)	6.250	10/01/38	501,165
1,500	Delaware Cnty, PA Auth College Rev Neumann College Rfdg	6.000	10/01/31	1,484,175
3,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser A (FGIC Insd) (AMT)	5.000	11/01/38	2,733,720
1,700	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser B (FGIC Insd) (AMT)	5.000	11/01/36	1,553,086
1,665	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser C (FGIC Insd) (AMT)	5.000	02/01/35	1,542,223
2,500	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Philadelphia Subn Wtr (AMBAC Insd) (AMT)	5.350	10/01/31	2,441,200
3,535	Delaware Vly, PA Regl Fin Auth	5.750	07/01/17	4,037,041
1,000	Erie, PA Higher Ed Bldg Auth Mercyhurst College Proj Rfdg Ser B	5.000	03/15/23	951,890
1,415	Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)	5.375	09/15/17	1,531,384
1,865	Harveys Lake Gen Muni Auth PA College Rev College Misericordia Proj (ACA Insd)	5.750	05/01/14	1,895,735
800	Lancaster Cnty, PA Hosp Auth Rev Brethren Vlg Proj Ser A	6.500	07/01/40	780,408

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2008 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
	Pennsylvania (Continued)
$1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Annes Home	6.600%	04/01/24	$1,003,990
1,000	Lebanon Cnty, PA Hlth Fac Pleasant View Retirement Ser A	5.300	12/15/26	892,230
1,500	Lehigh Cnty, PA Gen Purp Auth Good Shepherd Group Ser A	5.625	11/01/34	1,510,575
1,980	Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem (Prerefunded @ 8/15/13)	5.250	08/15/23	2,174,000
1,760	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Group Rfdg	6.000	11/01/23	1,607,725
1,085	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	967,581
500	Lycoming Cnty, PA Auth Hosp Lease Rev Divine Providence Sisters Ser A	6.500	07/01/22	500,005
1,095	Mercer Cnty, PA (FGIC Insd) (a)	5.500	10/01/17	1,177,771
1,500	Mifflin Cnty, PA Hosp Auth (Radian Insd) (Prerefunded @ 1/01/11)	6.200	07/01/25	1,659,075
2,500	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	5.125	01/01/37	2,192,550
1,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr (Prerefunded @ 1/01/14)	6.000	01/01/43	1,145,650
2,000	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev ARS Abington Mem Hosp Ser A (AMBAC Insd) (a) (b) (c)	5.000	06/01/24	2,000,000
1,100	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp Ser A	5.125	06/01/32	1,051,490
1,870	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Dickinson College Proj Ser FF1 (CIFG Insd)	5.000	05/01/28	1,851,225
500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cmnty Proj (d)	7.000	02/01/36	502,225
1,100	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.125	02/01/28	1,018,545
1,000	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.250	02/01/35	918,100
3,600	Montour, PA Sch Dist (FSA Insd)	5.000	04/01/37	3,600,000
2,000	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A	5.625	07/01/32	2,003,180
500	Pennsylvania Econ Dev Fin Auth Exemp Fac Rev Reliant Energy Ser B (AMT)	6.750	12/01/36	501,010
1,000	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Rfdg Ser G (AMT)	5.125	12/01/15	951,190
1,000	Pennsylvania Econ Dev Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj Ser A (AMT)	5.100	10/01/27	842,200

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2008 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
	Pennsylvania (Continued)
$4,005	Pennsylvania Hsg Fin Agy Single Family Mtg Rev Ser 97A (AMT) (e)	4.700%	10/01/37	$3,433,513
1,500	Pennsylvania Hsg Fin Agy Single Family Mtg Rev Ser 94A (AMT)	5.100	10/01/31	1,402,650
2,995	Pennsylvania Hsg Fin Agy Single Family Mtg Ser 74B (AMT)	5.250	04/01/32	2,834,887
3,000	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A	6.000	01/15/31	3,169,650
1,000	Pennsylvania St Higher Ed Fac Auth College & Univ Rev Allegheny College	4.750	05/01/31	916,000
3,020	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/18	3,217,659
2,000	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500	05/01/34	1,901,700
1,505	Pennsylvania St Higher Ed Fac Auth Rev Philadelphia Univ	5.500	06/01/20	1,542,670
645	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.375	01/01/25	656,700
355	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ (a)	5.500	01/01/19	371,550
4,700	Pennsylvania St Higher Ed Fac Auth Rev Trustees Univ PA Ser C (e)	5.000	07/15/38	4,687,992
1,500	Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia Ser A (XLCA Insd)	5.000	11/01/36	1,400,655
2,000	Pennsylvania St Univ	5.000	09/01/35	2,001,140
1,000	Philadelphia, PA Arpt Rev Ser A (MBIA Insd) (AMT)	5.000	06/15/25	953,310
2,000	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/31	1,834,840
1,000	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/36	901,380
1,100	Philadelphia, PA Auth For Indl Dev Rev Ser A	5.500	09/15/37	959,673
2,505	Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg (AMT)	7.750	12/01/17	2,507,530
4,235	Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp Rev Childrens Hosp Philadelphia Proj Ser A	4.500	07/01/37	3,761,400
3,750	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/11	3,426,900
3,775	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/12	3,305,239
4,400	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)	*	03/15/13	3,669,380

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2008 (Unaudited) continued

Par Amount (000)	Description	Coupon	Maturity	Value
	Pennsylvania (Continued)
$2,250	Saint Mary Hosp Auth PA Hlth Sys Rev Ser B (Prerefunded @ 11/15/14)	5.375%	11/15/34	$2,522,475
2,000	Sto-Rox Sch Dist PA (MBIA Insd) (Prerefunded @ 12/15/10)	5.800	06/15/30	2,170,280
2,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMBAC Insd) (AMT)	5.500	01/01/19	2,563,750
2,350	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser D	5.375	01/01/18	2,235,696
1,200	Upper St Clair Twp PA Sch Dist (FSA Insd)	5.375	07/15/17	1,300,452
1,500	Washington Cnty, PA Redev Auth Rev Victory Ctr Proj Tanger Ser A	5.450	07/01/35	1,278,840
2,150	Washington Cnty, PA Ser A (AMBAC Insd)	5.125	09/01/27	2,165,523
350	Washington Cnty, PA Ser A (AMBAC Insd) (Prerefunded @ 9/01/12)	5.125	09/01/27	382,543
2,045	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250	01/01/32	2,074,019
2,500	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone Ser A	5.750	01/01/26	2,279,425
900	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone Ser A	5.875	01/01/32	814,707
				162,533,146
Guam 0.6%
1,000	Guam Govt Wtr Wks Auth Wtr & Wastewtr Sys Rev	6.000	07/01/25	990,890
Virgin Islands 0.8%
1,335	Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.000	07/01/25	1,303,240
Total Long-Term Investments 102.3% (Cost $167,222,926)				164,827,276
Short-Term Investments 1.0% (Cost $1,550,000)				1,550,000
Total Investments 103.3% (Cost $168,772,926)				166,377,276
Liability for Floating Rate Note Obligations Related to Securities Held (3.8%) (Cost ($6,195,000))
(6,195)	Notes with interest rates ranging from 2.39% to 3.00% at March 31, 2008 and contractual maturities of collateral ranging from 2037 to 2038. See Note 1 (f)			(6,195,000)

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments ■ March 31, 2008 (Unaudited) continued

Par Amount (000)	Description	Value
Total Net Investments 99.5% (Cost $162,577,926)		$160,182,276
Other Assets in Excess of Liabilities 0.5%		845,297
Net Assets 100.0%		$161,027,573

Percentages are calculated as a percentage of net assets.

*  Zero coupon bond

(a)  The Fund owns 100% of the outstanding bond issuance.

(b)  Variable Rate Coupon

(c)  Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(d)  Security purchased on a when-issued or delayed delivery basis.

(e)  Underlying security related to Inverse Floaters entered into by the Fund. See Note 1.

(f)  Floating rate notes. The interest rates shown reflect the rates in effect at March 31, 2008.

ACA—American Capital Access

AMBAC—AMBAC Indemnity Corp.

AMT—Alternative Minimum Tax

CIFG—CDC IXIS Financial Guaranty

FGIC—Financial Guaranty Insurance Co.

FSA—Financial Security Assurance Inc.

GNMA—Government National Mortgage Association

MBIA—Municipal Bond Investors Assurance Corp.

Radian—Radian Asset Assurance

XLCA—XL Capital Assurance Inc.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2008 (Unaudited)

Assets:
Total Investments (Cost $168,772,926)	$166,377,276
Cash	55,761
Receivables:
Interest	2,459,399
Fund Shares Sold	53,335
Investments Sold	10,000
Other	162,304
Total Assets	169,118,075
Liabilities:
Floating Rate Note Obligations	6,195,000
Payables:
Investments Purchased	988,680
Fund Shares Repurchased	214,744
Income Distributions	140,861
Investment Advisory Fee	81,815
Distributor and Affiliates	67,971
Capital Gain Distributions	56,552
Trustees' Deferred Compensation and Retirement Plans	238,170
Accrued Expenses	106,709
Total Liabilities	8,090,502
Net Assets	$161,027,573
Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$166,657,731
Accumulated Undistributed Net Investment Income	558,209
Net Unrealized Depreciation	(2,395,650)
Accumulated Net Realized Loss	(3,792,717)
Net Assets	$161,027,573
Maximum Offering Price Per Share:
Class A Shares: Net asset value and redemption price per share (Based on net assets of $149,459,303 and 9,447,495 shares of beneficial interest issued and outstanding)	$15.82
Maximum sales charge (4.75%* of offering price)	0.79
Maximum offering price to public	$16.61
Class B Shares: Net asset value and offering price per share (Based on net assets of $7,172,832 and 454,916 shares of beneficial interest issued and outstanding)	$15.77
Class C Shares: Net asset value and offering price per share (Based on net assets of $4,395,438 and 277,451 shares of beneficial interest issued and outstanding)	$15.84

*  On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended March 31, 2008 (Unaudited)

Investment Income:
Interest	$4,848,920
Expenses:
Investment Advisory Fee	504,608
Interest and Residual Trust Expenses	274,397
Distribution (12b-1) and Service Fees
Class A	194,280
Class B	40,347
Class C	22,352
Transfer Agent Fees	53,037
Professional Fees	43,352
Accounting and Administrative Expenses	33,969
Reports to Shareholders	22,646
Custody	13,575
Trustees' Fees and Related Expenses	11,710
Registration Fees	1,868
Other	9,595
Total Expenses	1,225,736
Less Credits Earned on Cash Balances	10,039
Net Expenses	1,215,697
Net Investment Income	$3,633,223
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$(3,387,815)
Futures	(456,259)
Net Realized Loss	(3,844,074)
Unrealized Appreciation/Depreciation:
Beginning of the Period	3,795,244
End of the Period:
Investments	(2,395,650)
Net Unrealized Depreciation During the Period	(6,190,894)
Net Realized and Unrealized Loss	$(10,034,968)
Net Decrease in Net Assets From Operations	$(6,401,745)

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended March 31, 2008	For The Year Ended September 30, 2007
From Investment Activities:
Operations:
Net Investment Income	$3,633,223	$7,348,597
Net Realized Gain/Loss	(3,844,074)	312,681
Net Unrealized Depreciation During the Period	(6,190,894)	(5,903,628)
Change in Net Assets from Operations	(6,401,745)	1,757,650
Distributions from Net Investment Income:
Class A Shares	(3,391,906)	(6,585,363)
Class B Shares	(145,419)	(344,316)
Class C Shares	(80,192)	(161,556)
	(3,617,517)	(7,091,235)
Distributions from Net Realized Gain:
Class A Shares	(365,949)	(850,521)
Class B Shares	(17,631)	(57,943)
Class C Shares	(10,755)	(26,807)
	(394,335)	(935,271)
Total Distributions	(4,011,852)	(8,026,506)
Net Change in Net Assets from Investment Activities	(10,413,597)	(6,268,856)
From Capital Transactions:
Proceeds from Shares Sold	6,795,652	11,555,751
Net Asset Value of Shares Issued Through Dividend Reinvestment	2,948,342	5,781,226
Cost of Shares Repurchased	(12,554,296)	(24,283,799)
Net Change in Net Assets from Capital Transactions	(2,810,302)	(6,946,822)
Total Decrease in Net Assets	(13,223,899)	(13,215,678)
Net Assets:
Beginning of the Period	174,251,472	187,467,150
End of the Period (Including accumulated undistributed net investment income of $558,209 and $542,503, respectively)	$161,027,573	$174,251,472

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended March 31,	Year Ended September 30,
	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of the Period	$16.84	$17.43	$17.44	$17.41	$17.41	$17.71
Net Investment Income	0.36 (a)	0.70 (a)	0.69 (a)	0.70	0.72	0.74
Net Realized and Unrealized Gain/Loss	(0.98)	(0.53)	0.04	0.04	(0.03)	(0.28)
Total from Investment Operations	(0.62)	0.17	0.73	0.74	0.69	0.46
Less:
Distributions from Net Investment Income	0.36	0.68	0.68	0.71	0.69	0.76
Distributions from Net Realized Gain	0.04	0.08	0.06	–0–	–0–	–0–
Total Distributions	0.40	0.76	0.74	0.71	0.69	0.76
Net Asset Value, End of the Period	$15.82	$16.84	$17.43	$17.44	$17.41	$17.41
Total Return (b)	–3.73%*	0.95%	4.39%	4.30%	4.04%	2.72%
Net Assets at End of the Period (In millions)	$149.5	$160.5	$170.1	$176.3	$177.7	$204.7
Ratio of Expenses to Average Net Assets	1.40%	1.44%	1.06%	1.09%	1.04%	1.01%
Ratio of Net Investment Income to Average Net Assets	4.38%	4.08%	4.02%	3.98%	4.15%	4.27%
Portfolio Turnover	11%*	25%	28%	24%	16%	21%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.08%	1.08%	1.06%	1.09%	1.04%	1.01%

*  Non-Annualized.

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended March 31,	Year Ended September 30,
	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of the Period	$16.78	$17.38	$17.38	$17.36	$17.37	$17.68
Net Investment Income	0.30 (a)	0.57 (a)	0.57 (a)	0.55	0.58	0.61
Net Realized and Unrealized Gain/Loss	(0.97)	(0.54)	0.05	0.05	(0.03)	(0.29)
Total from Investment Operations	(0.67)	0.03	0.62	0.60	0.55	0.32
Less:
Distributions from Net Investment Income	0.30	0.55	0.56	0.58	0.56	0.63
Distributions from Net Realized Gain	0.04	0.08	0.06	–0–	–0–	–0–
Total Distributions	0.34	0.63	0.62	0.58	0.56	0.63
Net Asset Value, End of the Period	$15.77	$16.78	$17.38	$17.38	$17.36	$17.37
Total Return (b)	–4.05%*	0.20%	3.63%	3.50%	3.21%	1.90%
Net Assets at End of the Period (In millions)	$7.2	$8.9	$12.2	$15.8	$20.1	$22.9
Ratio of Expenses to Average Net Assets	2.15%	2.19%	1.81%	1.83%	1.78%	1.76%
Ratio of Net Investment Income to Average Net Assets	3.62%	3.32%	3.26%	3.23%	3.38%	3.53%
Portfolio Turnover	11%*	25%	28%	24%	16%	21%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.83%	1.83%	1.81%	1.83%	1.78%	1.76%

*  Non-Annualized.

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Financial Highlights (Unaudited) continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended March 31,	Year Ended September 30,
	2008	2007	2006		2005		2004	2003
Net Asset Value, Beginning of the Period	$16.86	$17.45	$17.45		$17.41		$17.42	$17.68
Net Investment Income	0.30 (a)	0.58 (a)	0.57	(a)	0.58		0.59	0.65
Net Realized and Unrealized Gain/Loss	(0.98)	(0.54)	0.05		0.04		(0.04)	(0.28)
Total from Investment Operations	(0.68)	0.04	0.62		0.62		0.55	0.37
Less:
Distributions from Net Investment Income	0.30	0.55	0.56		0.58		0.56	0.63
Distributions from Net Realized Gain	0.04	0.08	0.06		–0–		–0–	–0–
Total Distributions	0.34	0.63	0.62		0.58		0.56	0.63
Net Asset Value, End of the Period	$15.84	$16.86	$17.45		$17.45		$17.41	$17.42
Total Return (b)	–4.09%*	0.19%	3.68	%(d)	3.60	%(d)	3.20%	2.18	%(c)
Net Assets at End of the Period (In millions)	$4.4	$4.8	$5.2		$5.2		$5.9	$6.1
Ratio of Expenses to Average Net Assets	2.15%	2.19%	1.80	%(d)	1.75	%(d)	1.78%	1.77%
Ratio of Net Investment Income to Average Net Assets	3.62%	3.33%	3.27	%(d)	3.31	%(d)	3.39%	3.72	%(c)
Portfolio Turnover	11%*	25%	28%		24%		16%	25%
Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.83%	1.83%	1.80	%(d)	1.75	%(d)	1.78%	1.77%

*  Non-Annualized.

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .20% and .21%, respectively.

(d)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

See Notes to Financial Statements

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2008 (Unaudited)

1.  Significant Accounting Policies

Van Kampen Pennsylvania Tax Free Income Fund (the "Fund") is organized as a Pennsylvania trust and is a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment primarily in a varied portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on May 1, 1987. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of March 31, 2008, there have been no sales of Class I Shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.  Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At March 31, 2008, the Fund had $998,680 of when-issued or delayed delivery purchase commitments.

C.  Income and Expenses Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2008 (Unaudited) continued

taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on March 31, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended September 30, 2007, remains subject to examination by taxing authorities.

At March 31, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$161,952,264
Gross tax unrealized appreciation	$4,836,274
Gross tax unrealized depreciation	(6,606,262)
Net tax unrealized depreciation on investments	$(1,769,988)

E.  Distribution of Income and Gains The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The tax character of distributions paid during the year ended September 30, 2007 was as follows:

Distributions paid from:
Ordinary income	$15,596
Tax-exempt income	7,111,348
Long-term capital gain	935,271
$8,062,215

As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,042
Undistributed tax-exempt income	846,803
Undistributed long-term capital gain	393,785

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

F.  Credits Earned on Cash Balances During the six months ended March 31, 2008, the Fund's custody fee was reduced by $10,039 as a result of credits earned on cash balances.

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2008 (Unaudited) continued

G.  Floating Rate Note Obligations Related to Securities Held The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Fund's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At March 31, 2008, Fund investments with a value of $8,121,505 are held by the dealer trusts and serve as collateral for the $6,195,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at March 31, 2008 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the fiscal year ended March 31, 2008 were $14,305,000 and 3.84%, respectively.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $500 million	.60%
Over $500 million	.50%

For the six months ended March 31, 2008, the Fund recognized expenses of approximately $2,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a Trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2008, the Fund recognized expenses of approximately $29,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2008 (Unaudited) continued

related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2008, the Fund recognized expenses of approximately $29,200 representing transfer agency fees paid to VKIS and its affiliates. The transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $139,247 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

For the six months ended March 31, 2008, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $10,100 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $3,900. Sales charges do not represent expenses of the Fund.

3.  Capital Transactions

For the six months ended March 31, 2008 and the year ended September 30, 2007, transactions were as follows:

	For The Six Months Ended March 31, 2008		For The Year Ended September 30, 2007
	Shares	Value	Shares	Value
Sales:
Class A	357,810	$5,893,747	601,850	$10,399,761
Class B	14,957	244,073	25,694	443,079
Class C	40,340	657,832	41,242	712,911
Total Sales	413,107	$6,795,652	668,786	$11,555,751

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2008 (Unaudited) continued

	For The Six Months Ended March 31, 2008		For The Year Ended September 30, 2007
	Shares	Value	Shares	Value
Dividend Reinvestment:
Class A	170,770	$2,768,497	311,373	$5,367,432
Class B	7,406	119,726	16,125	277,326
Class C	3,701	60,119	7,899	136,468
Total Dividend Reinvestment	181,877	$2,948,342	335,397	$5,781,226
Repurchases:
Class A	(614,244)	$(10,092,252)	(1,137,987)	$(19,585,046)
Class B	(98,824)	(1,620,366)	(211,381)	(3,630,484)
Class C	(50,846)	(841,678)	(61,986)	(1,068,269)
Total Repurchases	(763,914)	$(12,554,296)	(1,411,354)	$(24,283,799)

4.  Redemption Fee

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended March 31, 2008, the Fund did not receive any redemption fees.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $19,907,627 and $36,355,986, respectively.

6.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are the specific types of derivative financial instruments used by the Fund.

A.  Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2008 (Unaudited) continued

contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

Transactions in futures contracts for the six months ended March 31, 2008 were as follows:

Contracts
Outstanding at September 30, 2007	91
Futures Opened	73
Futures Closed	(164)
Outstanding at March 31, 2008	0

B.  Inverse Floating Rate Securities The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

7.  Distribution and Service Plans

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $13,300 and $1,200 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

Van Kampen Pennsylvania Tax Free Income Fund

Notes to Financial Statements ■ March 31, 2008 (Unaudited) continued

8.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

Van Kampen Pennsylvania Tax Free Income Fund

Board of Trustees, Officers and Important Addresses

Board of Trustees

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison

President and Principal Executive Officer

Dennis Shea

Vice President

Kevin Klingert

Vice President

Amy R. Doberman

Vice President

Stefanie V. Chang

Vice President and Secretary

John L. Sullivan

Chief Compliance Officer

Stuart N. Schuldt

Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
522 Fifth Avenue
New York, New York 10036

Distributor

Van Kampen Funds Inc.
522 Fifth Avenue
New York, New York 10036

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 219286
Kansas City, Missouri 64121-9286

Custodian

State Street Bank
and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Your Notes

Your Notes

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
522 Fifth Avenue
New York, NY 10036
www.vankampen.com

Copyright ©2008 Van Kampen Funds Inc.
All rights reserved. Member FINRA/SIPC

58, 358, 558
PATF SAN 5/08
IU08-02803P-Y03/08

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics – Not applicable for semi-annual reports.

(2)(a)  A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b)  A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Tax Free Income Fund

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	May 20, 2008